Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net (loss) income for the year	$ (135,906)	$ 59,399
Items not involving cash
Depletion and depreciation	172,809	122,272
Accretion expense	4,830	3,799
Income taxes	10,797	47,781
Interest expense, net	7,227	8,469
Loss on extinguishment of debt facility		595
Share-based payments, net of cash settlements	(1)	(3,079)
Impairment of mineral properties, plant and equipment	182,841
Inventory net realizable value adjustments	8,898	7,035
Write off of mineral properties	5,874
Unrealized foreign exchange loss	4,554	4,304
Unrealized (gain) loss on derivatives	(1,194)	1,260
Other		3,360
Closure and reclamation payments	(623)	(354)
Changes in working capital	(18,021)	(39,314)
Cash provided by operating activities	242,085	215,526
Income taxes paid	(42,222)	(62,677)
Interest paid	(7,465)	(7,420)
Interest received	1,851	1,708
Net cash provided by operating activities	194,249	147,138
Investing activities:
Cash consideration for acquisition of Roxgold		(25,333)
Cash acquired through acquisition of Roxgold		65,622
Promissory note receivable		(35,296)
Restricted cash	(1,911)
Additions to mineral properties, plant and equipment	(251,236)	(152,289)
Contractor advances on Seguela construction	(2,186)
Proceeds from sale of investments		14
Proceeds from sale of assets		12
Recoveries of Lindero construction VAT		28,771
Cash used in investing activities	(255,333)	(118,499)
Financing activities:
Transaction costs on credit facility	(688)	(3,036)
Proceeds from credit facility	80,000
Repayment of credit facility	(20,000)	(32,288)
Repurchase of common shares	(5,929)
Proceeds from issuance of common shares		313
Payments of lease obligations	(12,209)	(11,928)
Dividend payment to non-controlling interest	(2,708)	(4,483)
Cash provided by (used in) financing activities	38,466	(51,422)
Effect of exchange rate changes on cash and cash equivalents	(3,986)	(2,018)
(Decrease) increase in cash and cash equivalents during the year	(26,604)	(24,801)
Cash and cash equivalents, beginning of the year	107,097	131,898
Cash and cash equivalents, end of the year	$ 80,493	$ 107,097